Debt Aggregate Principal Payments On Debt Outstanding (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
Debt Instrument, Periodic Payment, Principal in Next Twelve Months	$ 500
Long-term Debt, Maturities, Repayments of Principal in Year Two	0
Long-Term Debt, Maturities, Repayments of Principal in Year Three	0
Long-Term Debt, Maturities, Repayments of Principal in Year Four	0
Long-Term Debt, Maturities, Repayments of Principal in Year Five	0
Long-Term Debt, Maturities, Repayments of Principal after Year Five	4,950
Total	$ 5,450